Note 7 - Income Taxes (Details) - Reconciliation of the Statutory Federal Income Tax Rate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the Statutory Federal Income Tax Rate [Abstract]
Expected federal tax expense					$ (574,900)	$ 138,633
Expected federal tax expense					(34.00%)	34.00%
State tax provision, net of federal benefit					$ (72,500)	$ 18,774
State tax provision, net of federal benefit					(4.30%)	4.60%
Effect of increase in valuation allowance					$ 2,054,600
Effect of increase in valuation allowance					121.50%
Non-deductible expenses					$ 23,900	$ 19,831
Non-deductible expenses					1.40%	4.90%
Uncertain tax positions					$ (20,900)	$ 85,157
Uncertain tax positions					(1.20%)	20.90%
Effect of reduced state rates for deferred					$ 33,000
Effect of reduced state rates for deferred					2.00%
Other, net					$ (102,764)	$ (10,241)
Other, net					(6.00%)	(2.50%)
	$ 6,148	$ (163,051)	$ 6,148	$ (284,574)	$ 1,340,436	$ 252,154
					79.30%	61.80%